Defiance Daily Target 2X Long MSTR ETF
Schedule of Investments
January 31, 2025 (Unaudited)

PURCHASED OPTIONS - 13.8% (a)(b)	Notional Amount	Contracts	Value
Call Options - 13.8%			$–
MicroStrategy, Inc., Expiration: 02/04/2025; Exercise Price: $285.01	$1,205,244,000	36,000	$193,104,000
TOTAL PURCHASED OPTIONS (Cost $193,123,863)			193,104,000

COMMON STOCKS - 4.0%		Shares
Software - 4.0%
MicroStrategy, Inc. - Class A (c)		166,000	55,575,140
TOTAL COMMON STOCKS (Cost $56,570,640)			55,575,140

SHORT-TERM INVESTMENTS - 37.3%
Money Market Funds - 37.3%
Dreyfus Government Cash Management - Class Institutional, 4.26% (d)		100,068,728	100,068,728
First American Government Obligations Fund - Class X, 4.32% (d)(e)		419,372,123	419,372,123
TOTAL SHORT-TERM INVESTMENTS (Cost $519,440,851)			519,440,851

TOTAL INVESTMENTS - 55.1% (Cost $769,135,354)			768,119,991
Other Assets in Excess of Liabilities - 44.9%			625,817,048
TOTAL NET ASSETS - 100.0%			$1,393,937,039
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(e)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Defiance Daily Target 2X Long MSTR ETF
Schedule of Total Return Swap Contracts
January 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MicroStrategy, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 17.00%	Monthly	03/02/2026	$197,624,863	$–
MicroStrategy, Inc.	Clear Street, LLC	Receive	OBFR + 13.00%	Monthly	10/22/2025	285,575,870	(3,112,147)
MicroStrategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 15.00%	Monthly	09/15/2025	1,012,160,563	(7,111,653)
Net Unrealized Appreciation (Depreciation)							$(10,223,800)

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Defiance Daily Target 2X Long MSTR ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$–	$193,104,000	$193,104,000
Common Stocks	55,575,140	–	–	55,575,140
Money Market Funds	519,440,851	–	–	519,440,851
Total Investments	$575,015,991	$–	$193,104,000	$768,119,991

Liabilities:

Other Financial Instruments:
Total Return Swaps*	$(10,233,800)	$–	$–	$(10,223,800)
Total Other Financial Instruments	$(10,233,800)	$–	$–	$(10,223,800)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.